UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust
The fund's portfolio
1/31/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.43% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (131.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (2.0%)
Cullman Cnty., Hlth. Care Auth. Rev. Bonds, (Cullman Regl. Med. Ctr.), Ser. A, 6.75%, 2/1/29	Baa3	$1,100,000	$1,100,000
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	500,000	585,440
zero %, 10/1/46	BBB	3,950,000	3,456,645
Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,075,000	2,354,399
5.00%, 9/15/33	AA	275,000	313,704

			7,810,188
Alaska (1.3%)
Northern Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/46	B3	5,330,000	4,926,786

			4,926,786
Arizona (4.8%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	512,395
Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	1,800,000	5,380
7.25%, 12/1/19 (escrow)(F)	D/P	1,000,000	2,989
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB	2,330,000	2,449,180
5.00%, 2/15/38	BBB	500,000	533,670
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	500,000	511,785
Maricopa Cnty., Poll. Control Rev. Bonds, (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,200,000	2,209,350
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32 (Prerefunded 7/1/21)	AAA/P	200,000	219,906
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,748,552
(Choice Academies, Inc.), 5.625%, 9/1/42	BB	315,000	322,081
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	555,000	567,665
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	252,308
5.00%, 7/1/35	BB	900,000	922,761
Ser. A, 5.00%, 7/1/35	BB	600,000	615,174
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	2,000,000	2,430,240
5.00%, 12/1/37	Baa1	2,000,000	2,329,380
5.00%, 12/1/32	Baa1	570,000	668,525
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.)
5.00%, 8/1/36	A3	200,000	221,146
5.00%, 8/1/34	A3	200,000	222,684
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,014,330
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	508,095

			18,267,596
California (10.9%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	660,000	713,645
(O'Connor Woods), 5.00%, 1/1/33	AA-	600,000	664,746
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	465,000	513,490
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB	665,000	672,209
CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	1,040,590
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,179,376
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	468,725
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	3,000,000	3,074,730
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	1,345,000	1,427,153
(U. CA Irvine E. Campus Apts. Phase 1), 5.125%, 5/15/31	Baa1	2,250,000	2,381,085
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,000,000	1,061,700
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, (Sr. Lien), Ser. A, 5.00%, 9/1/28	AA-	380,000	425,007
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	5,000,000	4,737,500
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	325,000	336,616
Los Angeles, Dept. of Arpt. Rev. Bonds, (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	Aa2	1,000,000	1,107,710
Los Angeles, CA Dept. Wtr & Pwr Rev Bonds Ser C 5.00% 7/1/42(T)	Aa2	6,460,000	7,438,844
Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A	400,000	418,856
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,033,433
Morongo Band of Mission Indians 144A Rev. Bonds, Ser. B, 5.00%, 10/1/42	BBB-/F	1,750,000	1,795,745
Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/15/32	AA-	485,000	539,082
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	350,000	370,871
San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	525,980
zero %, 8/1/38	BBB/P	2,000,000	710,460
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	835,000	837,146
U. of CA Rev. Bonds, Ser. AF, U.S. Govt. Coll, 5.00% 5/15/36 (Prerefunded 5/15/23)(T)	Aa2	1,509,200	1,669,607
U. of CA Rev. Bonds, Ser. AF, 5.00% 5/15/36(T)	Aa2	5,530,000	6,109,103
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	375,000	400,654

			41,654,063
Colorado (3.7%)
Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	400,000	418,444
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), Ser. C, 5.375%, 9/1/26	A2	500,000	522,845
CO Pub. Hwy. Auth. Mandatory Put Bonds (9/1/19), (E-470), Ser. A, 2.581%, 9/1/39	A2	1,900,000	1,900,608
CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	766,189
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	864,351
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	300,000	323,280
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	BBB	250,000	271,450
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	BBB	1,100,000	1,151,667
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,000,000	1,074,180
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/48	BB+/F	1,500,000	1,551,825
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	1,250,000	1,301,013
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	500,000	530,520
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	220,000	229,018
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	243,052
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,688,478
Regl. Trans. Dist. Rev. Bonds, (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	763,050
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	528,195

			14,128,165
Connecticut (0.4%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,500,000	1,569,420

			1,569,420
Delaware (1.4%)
DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	500,000	521,345
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,600,000	2,687,100
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB+	705,000	705,804
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,490,000	1,504,885

			5,419,134
District of Columbia (1.6%)
DC Rev. Bonds, (Howard U.), Ser. A
6.50%, 10/1/41	BBB-	395,000	412,119
6.25%, 10/1/32	BBB-	525,000	549,827
U.S. Govt. Coll., 6.25%, 10/1/32 (Prerefunded 4/1/21)	AAA/P	475,000	520,600
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,160,550
DC, Rev. Bonds, (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	250,000	236,413
DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. C, 5.00%, 10/1/39	AA+	3,000,000	3,361,380

			6,240,889
Florida (5.7%)
Cap. Trust Agcy. Senior Living 144A Rev. Bonds, (H-Bay Ministries, Inc.-Superior Residencies), Ser. C, 7.50%, 7/1/53	B-/P	250,000	239,045
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assmt. Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	250,000	251,323
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A-	500,000	516,585
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	380,000	395,527
Florida State Higher Edl. Fac. Rev. Bonds, (U. of Tampa), Ser. A, 5.00%, 4/1/32	A-	600,000	647,538
Greater Orlando Aviation Auth. Rev. Bonds, (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,037,330
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,410,981
Lakeland, Retirement Cmnty. 144A Rev. Bonds, (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	840,000	841,487
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	945,000	945,208
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	485,000	486,649
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	1,500,000	1,519,215
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds, (Mount Sinai Med. Ctr.), 5.00%, 11/15/29	Baa1	1,000,000	1,087,350
Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	2,000,000	2,163,020
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,308,770
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	594,715
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BBB-/F	1,000,000	1,038,320
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,502,295
South Lake Hosp. Dist. Rev. Bonds, (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	1,000,000	1,005,260
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	527,914
Tallahassee, Hlth. Fac. Rev. Bonds, (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,061,610
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	625,000	625,569
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	470,000	474,432
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	735,000	816,320
Village Cmnty. Dev. Dist. No. 12 144A Special Assmt. Bonds, 4.00%, 5/1/33	BB-/P	750,000	753,998
Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds, (Phase II), 6.125%, 5/1/39	BBB-/P	375,000	391,455
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	265,000	273,374

			21,915,290
Georgia (3.5%)
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	3,000,000	3,249,270
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	750,000	788,318
GA State Private College & U. Auth. Rev. Bonds, (Mercer U.)
Ser. C, 5.25%, 10/1/30	Baa2	750,000	802,380
Ser. A, 5.25%, 10/1/27	Baa2	1,000,000	1,067,070
Ser. A, 5.00%, 10/1/32	Baa2	1,000,000	1,039,520
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,000,000	1,027,370
5.00%, 3/1/37	BBB-/F	1,450,000	1,506,550
Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds, (Acts Retirement-Life Cmnty.), Ser. A-2, 6.375%, 11/15/29 (Prerefunded 11/15/19)	A-/F	700,000	724,913
Marietta, Dev. Auth. 144A Rev. Bonds, (Life U. Fac. ), Ser. A, 5.00%, 11/1/37	Ba3	1,000,000	1,047,520
Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	2,000,000	2,090,940

			13,343,851
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	209,708

			209,708
Hawaii (1.0%)
HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44 (Prerefunded 11/15/19)	B/P	400,000	422,108
(Hawaiian Elec. Co. - Subsidiary), 6.50%, 7/1/39	Baa2	3,000,000	3,053,790
(Kahala Nui), 5.125%, 11/15/32	A-/F	400,000	437,336

			3,913,234
Idaho (0.5%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 4.00%, 3/1/38	A3	2,000,000	2,007,860

			2,007,860
Illinois (11.3%)
Chicago, G.O. Bonds, Ser. A, 6.00%, 1/1/38	BBB+	2,560,000	2,863,590
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	1,572,000	1,580,457
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B+	1,500,000	1,536,135
Ser. H, 5.00%, 12/1/36	B+	2,100,000	2,160,228
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	521,840
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.00%, 1/1/38	A	700,000	778,575
Ser. C, 5.00%, 1/1/26	A2	2,595,000	2,836,076
Chicago, Waste Wtr. Transmission Rev. Bonds, (2nd Lien), 5.00%, 1/1/39	A	1,360,000	1,455,023
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/39	A	875,000	953,138
5.00%, 11/1/30	A	1,000,000	1,127,640
Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/20	AA	1,250,000	1,283,338
Cook Cnty., G.O. Bonds, 5.00%, 11/15/35	AA-	500,000	547,460
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	319,000	319,619
IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,000,000	2,055,400
(Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	BB-	500,000	522,225
(American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,595,491
IL State G.O. Bonds
5.00%, 1/1/29	Baa3	1,095,000	1,161,160
5.00%, 1/1/41	Baa3	700,000	716,800
5.00%, 11/1/34	Baa3	500,000	520,800
5.00%, 11/1/41	Baa3	1,250,000	1,282,988
5.00%, 2/1/39	Baa3	200,000	203,442
5.25%, 2/1/30	Baa3	1,000,000	1,053,740
Ser. A, 5.00%, 12/1/28	Baa3	1,760,000	1,901,926
Ser. A, 5.00%, 5/1/38	Baa3	1,000,000	1,037,400
Ser. B, 5.00%, 10/1/31	Baa3	1,000,000	1,067,020
Ser. C, 5.00%, 11/1/29	Baa3	1,200,000	1,286,808
Ser. D, 5.00%, 11/1/28	Baa3	1,000,000	1,081,530
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/45	BB+/F	1,000,000	1,030,640
(Riverside Hlth. Syst.), 4.00%, 11/15/35	A+	500,000	508,685
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	700,000	784,259
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	305,000	319,433
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	540,000	561,497
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	A-	1,000,000	978,920
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A
5.00%, 2/15/47	Baa3	500,000	531,740
5.00%, 2/15/37	Baa3	500,000	541,845
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.950%, 6/15/31), 12/15/47(STP)	BBB	1,500,000	838,800
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,143,020
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	2,000,000	2,308,860

			42,997,548
Indiana (0.8%)
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B
5.00%, 2/1/32	A-	1,000,000	1,074,920
5.00%, 2/1/29	A-	500,000	539,115
Valparaiso, Exempt Facs. Rev. Bonds, (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,125,000	1,284,716

			2,898,751
Iowa (0.5%)
IA State Fin. Auth. Midwestern Disaster Rev. Bonds, (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B	1,000,000	1,000,980
5.25%, 12/1/25	B	750,000	795,795

			1,796,775
Kansas (0.4%)
Lenexa, Hlth. Care Fac. Rev. Bonds, (LakeView Village), 7.125%, 5/15/29 (Prerefunded 5/15/19)	BB/P	500,000	507,480
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/33	BB-/P	500,000	520,690
Wyandotte, Cnty./Kanasas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	AA	500,000	496,580

			1,524,750
Kentucky (2.5%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	1,005,990
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,100,000	1,198,263
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	125,000	135,136
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	926,721
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	2,100,000	2,215,458
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A-	3,000,000	3,355,500
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds, (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	700,000	708,953

			9,546,021
Louisiana (0.6%)
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	500,000	5
Pub. Fac. Auth. Rev. Bonds, (Tulane U.), Ser. A, 4.00%, 12/15/50	A2	750,000	752,753
Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds, (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,087,020
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	403,318

			2,243,096
Maine (0.7%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	1,000,000	1,096,180
(MaineGeneral Health Oblig. Group), 6.95%, 7/1/41	Ba3	1,000,000	1,071,320
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B3	500,000	517,990

			2,685,490
Maryland (1.4%)
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	526,695
MD Econ. Dev. Corp. Poll. Control Rev. Bonds, (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	550,000	551,920
Prince Georges Cnty., Rev. Bonds, (Collington Episcopal Life Care Cmnty., Inc.), 5.25%, 4/1/37	BB/P	1,200,000	1,257,480
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	1,024,860
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	263,400
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,576,080

			5,200,435
Massachusetts (1.7%)
MA State Dev. Fin. Agcy. Rev. Bonds
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	551,089
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	439,022	111,165
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB	200,000	220,336
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	690,000	719,974
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	320,000	324,096
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	360,000	366,106
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.)
5.125%, 11/15/46	BB/F	1,000,000	1,019,580
5.00%, 11/15/38	BB/F	500,000	510,830
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	995,000	996,682
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Milford Regl. Med.), Ser. E, 5.00%, 7/15/22	BBB-	820,000	827,667
MA State Port Auth. Special Fac. Rev. Bonds, (Conrac), Ser. A, 5.125%, 7/1/41	A	750,000	793,553

			6,441,078
Michigan (6.5%)
Detroit, G.O. Bonds, 5.00%, 4/1/37	Ba3	750,000	780,705
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,085
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	770,723
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A	2,000,000	2,232,280
Kentwood, Economic Dev. Rev. Bonds, (Holland Home), 5.625%, 11/15/32	BBB-/F	2,195,000	2,329,861
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	442,932
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A+	600,000	659,484
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.00%, 2/1/47	BB+	2,150,000	2,247,911
(Kalamazoo College), 4.00%, 12/1/47	A1	1,000,000	1,017,050
MI State Hosp. Fin. Auth. Rev. Bonds, (Trinity Hlth. Credit Group), Ser. A, 5.00%, 12/1/47(T)	Aa3	8,500,000	9,122,396
MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,523,111
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Cadillac Place Office Bldg.), 5.25%, 10/15/26	Aa2	1,250,000	1,361,625
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,158,220

			24,651,383
Minnesota (1.3%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	347,757
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	483,060
Rochester, Hlth. Care Fac. Rev. Bonds, (Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,051,520
Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds, (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	532,090
5.25%, 9/1/27	B-/P	750,000	807,315
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A
6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	280,080
6.375%, 9/1/31	BBB-	250,000	269,270
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,125,000	1,126,744

			4,897,836
Missouri (1.2%)
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	888,020
St. Louis Arpt. Rev. Bonds, (Lambert-St. Louis Intl.), Ser. A-1, 6.625%, 7/1/34	A2	1,000,000	1,018,680
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village Oblig. Group), Ser. A, 5.00%, 9/1/38	BB+/F	2,500,000	2,518,825

			4,425,525
Nebraska (1.6%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	4,500,000	4,923,810
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Immanuel Oblig. Group), 5.50%, 1/1/30	AA/F	1,000,000	1,028,760

			5,952,570
Nevada (1.7%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,050,000	1,176,357
Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/21(FWC)	A	465,000	492,449
Clark Cnty., Impt. Dist. No. 159 Special Assmt. Bonds, (Summerlin Village 16A), 5.00%, 8/1/32(FWC)	B+/P	480,000	493,651
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/31	B+/P	410,000	417,253
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	340,000	360,709
Las Vegas, Impt. Dist. No. 812 Special Assmt. Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	250,000	252,430
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/33	AA	3,095,000	3,249,812

			6,442,661
New Hampshire (3.3%)
National Fin. Auth. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. C, 4.875%, 11/1/42	B1	1,275,000	1,256,385
NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19), (Casella Waste Syst., Inc.), 4.00%, 4/1/29	B3	350,000	352,209
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,083,400
(Concord Hosp. Trust), 5.00%, 10/1/42	A2	3,250,000	3,583,190
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	250,000	269,243
(Kendel at Hanover), 5.00%, 10/1/40	BBB+/F	585,000	613,782
(Rivermead), Ser. A, 6.625%, 7/1/31	BB+/P	1,320,000	1,403,424
(Rivermead), Ser. A, 6.875%, 7/1/41	BB+/P	2,000,000	2,120,280
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,094,330
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42	B-/P	750,000	787,935

			12,564,178
New Jersey (7.4%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 4.00%, 3/1/42	AA	1,250,000	1,279,850
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,430,295
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,110,180
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,051,280
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	1,000,000	1,075,450
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	524,330
5.00%, 6/15/26	Baa1	500,000	535,395
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	374,619
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,402,750
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	BB	1,500,000	1,692,765
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	1,500,000	1,603,125
NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	2,600,000	2,654,418
Ser. D, 4.875%, 11/1/29	A1	700,000	725,102
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,000,000	2,126,840
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (Virtua Hlth.), Ser. C, 1.10%, 7/1/43	A-1	1,000,000	1,000,000
NJ State Trans. Trust Fund Auth. Rev. Bonds, (Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	600,000	677,046
North Hudson, Swr. Auth. Rev. Bonds, Ser. A
5.00%, 6/1/42	A+	945,000	1,015,828
5.00%, 6/1/42 (Prerefunded 6/1/22)	AAA/P	55,000	60,729
South Jersey, Port Corp. Rev. Bonds, (Marine Term.), Ser. B, 5.00%, 1/1/42	Baa1	1,000,000	1,063,490
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/46	BBB	3,300,000	3,295,875
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,450,000	1,573,772

			28,273,139
New Mexico (0.7%)
Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	500,000	522,200
(AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	2,000,000	2,082,700

			2,604,900
New York (7.3%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	300,000	243,840
Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	3,500,000	3,702,965
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.88%, 11/1/26	AA	2,910,000	2,885,090
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.55%, 6/15/43	VMIG 1	1,640,000	1,640,000
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BBB	1,700,000	1,718,581
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee), zero %, 11/15/50	Aa3	2,500,000	677,675
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds, (NYU Hosp. Ctr.), 5.00%, 7/1/34	A3	500,000	556,695
NY State Dorm. Auth. Rev. Bonds, Ser. A, Group C , 5.00% 3/15/42(T)	Aa1	10,845,000	12,218,650
NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19), (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B3	1,000,000	1,006,300
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	794,370
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	1,250,000	1,296,225
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (KIAC Partners Special Project - 5th Installment), 6.75%, 10/1/19	BBB-/P	100,000	102,240
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,058,890

			27,901,521
North Carolina (1.4%)
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	800,000	895,736
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	825,000	844,025
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	400,000	411,036
(Salemtowne), 5.375%, 10/1/45	BB/P	1,615,000	1,694,474
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	998,437
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	500,000	520,945

			5,364,653
Ohio (5.3%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	4,000,000	3,965,160
Ser. A-3, 6.25%, 6/1/37	B-	850,000	836,264
Ser. A-2, 6.00%, 6/1/42	B3	4,000,000	3,843,080
Ser. A-2, 5.75%, 6/1/34	B-	5,175,000	4,845,639
Ser. B, zero %, 6/1/47	CCC+/P	10,000,000	534,900
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB/F	1,250,000	1,289,638
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 5.625%, 8/15/29	Baa1	245,000	245,769
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,211,424
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College)
5.00%, 7/1/44	A	525,000	545,349
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	275,000	287,375
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	833,573
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	900,000	962,874
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	BB-/F	150,000	151,880
Toledo-Lucas Cnty., Port Auth. Rev. Bonds, (CSX Transn, Inc.), 6.45%, 12/15/21	A3	500,000	554,970

			20,107,895
Oklahoma (0.7%)
Tulsa Cnty., Indl. Auth. Rev. Bonds, (Sr. Living Cmnty. Montereau, Inc.), Ser. A, 7.125%, 11/1/30 (Prerefunded 5/1/20)	BB-/P	1,250,000	1,329,725
Tulsa, Muni. Arpt. Trust Rev. Bonds, (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	1,250,000	1,337,038

			2,666,763
Oregon (0.5%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	500,000	527,335
(Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BBB/F	350,000	369,138
Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds, (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	700,000	715,078
Yamhill Cnty., Hosp. Auth. Rev. Bonds, (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/36	BB/P	325,000	342,085

			1,953,636
Pennsylvania (5.6%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.50%, 10/15/30	Baa3	1,000,000	1,039,500
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	1,190,000	1,258,687
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A
5.00%, 4/1/35	A	1,200,000	1,340,940
5.00%, 4/1/32	A	1,425,000	1,621,109
Cap. Region Wtr. Rev. Bonds, 5.00%, 7/15/30	A+	1,500,000	1,770,885
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds, (Immaculata U.), 5.00%, 11/1/46	BB/F	1,000,000	967,860
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	750,000	760,215
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	368,816
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,030,370
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment), 5.00%, 6/1/35	A1	1,000,000	1,122,650
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds, (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A+	3,000,000	3,043,080
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	500,000	500,295
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	1,500,000	1,565,970
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43 (Prerefunded 10/1/21)	BBB-	500,000	557,350
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	785,000	810,709
PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	900,000	977,751
Ser. A, 5.00%, 12/1/38	A1	500,000	548,295
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	BBB-	1,055,000	1,119,123
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	818,143

			21,221,748
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	Baa2	1,000,000	1,027,630

			1,027,630
Rhode Island (0.4%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/25	BBB+	1,500,000	1,708,245

			1,708,245
South Carolina (3.2%)
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds, (High Point Academy), Ser. A
5.75%, 6/15/49	Ba1	1,000,000	1,042,920
5.75%, 6/15/39	Ba1	500,000	526,425
SC State Jobs-Econ. Dev. Auth. Hosp. Rev. Bonds, (Prisma Hlth. Oblig. Group), Ser. A, 5.00%, 5/1/43	A2	4,500,000	4,913,595
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/36	A+	1,000,000	1,089,390
Ser. A, 5.50%, 12/1/54	A+	2,000,000	2,146,440
Ser. C, 5.00%, 12/1/46	A+	2,500,000	2,635,275

			12,354,045
Tennessee (0.4%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds, (Mountain States Hlth. Alliance), 6.00%, 7/1/38 (Prerefunded 7/1/20)	A-	1,450,000	1,535,333

			1,535,333
Texas (14.3%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,023,450
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	525,000	566,050
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	2,000,000	2,015,440
(Idea Pub. Schools), 5.00%, 8/15/32	BBB+	315,000	333,566
(IDEA Pub. Schools), 5.00%, 8/15/28	BBB+	200,000	227,648
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds
Ser. A, 5.00%, 11/1/43	A1	2,600,000	2,703,662
Ser. B, 4.50%, 11/1/45	A+	2,535,000	2,635,690
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	250,000	258,230
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	1,000,000	1,042,930
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB	2,500,000	2,684,850
Ser. B-1, 5.00%, 7/15/30	BB	650,000	706,609
Ser. A, 5.00%, 7/1/24	A+	1,500,000	1,599,060
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds, (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	1,100,000	1,127,038
6.25%, 8/15/39 (Prerefunded 8/15/19)	AAA/P	1,975,000	2,022,242
La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35	BB+	1,000,000	1,025,520
Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds, (Southwest Airlines Co.), 5.25%, 11/1/40	A3	3,500,000	3,637,340
Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	1,000,000	1,036,280
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,340,525
Montgomery Cnty., Toll Road Auth. Rev. Bonds, 5.00%, 9/15/36	BBB-	1,110,000	1,191,241
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	523,555
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Ba1	2,830,000	2,746,685
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	518,585
(Longhorn Village), 5.00%, 1/1/37	BB-/P	500,000	506,495
(MRC Crestview), 5.00%, 11/15/36	BB+/F	200,000	208,088
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	993,600
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.), 5.00%, 6/15/48	BB-/P	500,000	502,095
North Texas Edl. Fin. Co. Rev. Bonds, (Uplift Edl.), Ser. A, 5.25%, 12/1/47	BBB-	2,000,000	2,079,520
Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	420,000	471,274
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	593,000	415
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	1,124,000	787
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	441,000	309
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	749,000	1,049
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	39,000	55
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	76,000	53
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	BB+	1,500,000	1,573,650
TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7.50%, 12/31/31	Baa2	2,000,000	2,092,160
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	2,500,000	2,651,125
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,619,430
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	500,000	529,285
5.00%, 12/31/50	Baa3	750,000	796,253
TX State Transportation Commission G.O. Bonds, Ser. A, 5.00% 10/1/44(T)	Aaa	8,000,000	8,898,516
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	700,000	751,961

			54,642,316
Virginia (3.7%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,020,170
Front Royal & Warren Cnty., Indl. Dev. Auth. Rev. Bonds, (Valley Hlth. Oblig. Group), 4.00%, 1/1/50	A1	2,500,000	2,469,300
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (United Methodist Homes), 5.00%, 6/1/22	BB+/P	625,000	662,825
King George Cnty., Indl. Dev. Auth. Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.-King George Landfill, Inc.), Ser. A, 2.25%, 6/1/23	A-	3,000,000	2,999,970
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	684,126
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	485,000	487,250
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/49	Baa3	1,000,000	1,072,970
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	520,765
VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/40	Aa3	2,000,000	2,041,520
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	740,000	809,382
(Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,150,000	1,207,995

			13,976,273
Washington (4.8%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	800,520
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	625,000	685,831
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	800,000	858,520
Skagit Cnty., Pub. Hosp. Rev. Bonds, (Dist. No. 001), 5.75%, 12/1/35	Baa2	2,500,000	2,611,100
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,275,000	1,339,783
WA State G.G. Bonds, Ser. C, 5.00%, 2/1/33(T)	Aa1	3,400,000	4,021,051
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.774%, 1/1/42	A+	1,700,000	1,719,550
WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,021,160
(Overlake Hosp. Med. Ctr.), Ser. A, 5.00%, 7/1/36	A2	2,145,000	2,399,805
WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	506,460
WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Bayview Manor Homes), Ser. A, 5.00%, 7/1/46	BB+/P	1,230,000	1,248,967
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB+/F	1,175,000	1,234,432

			18,447,179
Wisconsin (2.7%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	377,682
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	304,839
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	250,000	264,153
5.00%, 5/1/42	BBB+	1,090,000	1,155,607
Pub. Fin. Auth. Ltd. Oblig. Pilot 144A Rev. Bonds, (American Dream at Meadowlands), 7.00%, 12/1/50	BB/P	1,000,000	1,123,740
Pub. Fin. Auth. Retirement Fac. Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/43	BB/F	750,000	757,973
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,251,913
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	250,000	254,198
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,350,000	1,398,263
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,897,344
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	398,156
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	978,869

			10,162,737
TOTAL INVESTMENTS

Total investments (cost $488,701,972)			$499,622,294

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $380,992,334.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $50,996,818 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.43%, 2.51% and 2.74%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	33.1%
	Education	17.5
	Transportation	15.4
	Utilities	15.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
	At the close of the reporting period, the fund’s investments with a value of $49,478,167 were held by the TOB trust and served as collateral for $32,479,226 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $132,221 for these investments based on an average interest rate of 1.43%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$499,611,257	$11,037

Totals by level	$—	$499,611,257	$11,037
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019